Capital Disclosures (Details) - USD ($)	1 Months Ended		11 Months Ended	12 Months Ended
	Mar. 31, 2020	Jan. 15, 2020	Nov. 30, 2019	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Available borrowings				$ 198,500,000	$ 162,700,000
Factoring of receivables from prior facility program
Disclosure of detailed information about borrowings [line items]
Agreement to sell trade receivables, maximum capacity		$ 200,000,000.0	$ 250,000,000.0	300,000,000.0
Factoring of receivables from facility program
Disclosure of detailed information about borrowings [line items]
Agreement to sell trade receivables, maximum capacity	$ 300,000,000.0
Accounts receivable sold during period				45,800,000	119,700,000
Factoring of receivables from supplier financing program
Disclosure of detailed information about borrowings [line items]
Accounts receivable sold during period				98,000,000.0	$ 65,300,000
Revolving Credit Facility Due Dec 2026
Disclosure of detailed information about borrowings [line items]
Available borrowings				$ 579,000,000.0